UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA  95678

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory note:

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2017, originally filed with the Securities and Exchange Commission on March 12, 2018, (Accession Number 0001162044-18-000181) to restate certain portions of the financial statements for the semi-annual period ended December 31, 2017, for the AmericaFirst Quantitative Strategies Fund and the AmericaFirst Tactical Alpha Fund to reflect an increase in other income and make other related adjustments to each fund’s financial statements related to distributions expected to be received from Bitcoin Investment Trust; and to expand the notes to the financial statements to describe the nature of Bitcoin Investment Trust and its distributions to shareholders.

The effects of this restatement on the financial statements for the period ended December 31, 2017, are described in Note 7 to the financial statements.

For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended December 31, 2017, by means of this amended Form N-CSR. However, except for the information affected by the restatement, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
AmericaFirst Tactical Alpha Fund
AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)

December 31, 2017

(Unaudited)

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Foreside Fund Services, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 82.24%

Beverages - 2.86%
2,534	Constellation Brands, Inc.	$ 579,196

Bottled & Canned Soft Drinks Carbonated Waters - 2.55%
5,315	National Beverage Corp. *	517,894

Cigarettes - 2.95%
8,375	Altria Group, Inc.	598,059

Electric & Other Services Combined - 5.43%
12,719	Alliant Energy Corp.	541,957
8,426	WEC Energy Group, Inc.	559,739
		1,101,696
Electric Services - 8.37%
36,964	Calpine Corp. *	559,265
3,519	NextEra Energy, Inc.	549,633
20,671	NRG Energy, Inc.	588,710
		1,697,608
Guided Missiles & Space Vehicles & Parts - 5.41%
1,719	Lockheed Martin Corp.	551,885
4,145	Orbital ATK, Inc.	545,068
		1,096,953
Gas & Other Services Combined - 2.42%
4,581	Sempra Energy	489,801

Hospital & Medical Service Plans - 3.93%
3,619	Unitedhealth Group, Inc. **	797,845

Measuring & Controlling Devices, Nec - 3.42%
3,656	Thermo Fisher Scientific, Inc. **	694,201

Miscellaneous Chemical Products - 2.84%
4,873	WD-40 Co.	575,014

Natural Gas Distribution - 2.55%
12,845	New Jersey Resources Corp.	516,369

Natural Gas Transmission & Distribution - 1.83%
4,717	Chesapeake Utilities Corp.	370,520

Pharmaceutical Preparations - 11.02%
16,502	Akorn, Inc. *	531,859
4,737	Alexion Pharmaceuticals, Inc. *	566,498
4,454	GW Pharmaceuticals Plc. ADR *	587,973
3,922	Johnson & Johnson	547,982
		2,234,312
Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments - 2.80%
1,851	Northrop Grumman Corp.	568,090

Services-Computer Integrated Systems Design - 2.63%
801	Cerner Corp. *	53,979
35,353	Quality Systems, Inc. *	480,094
		534,073
Services-Equipment Rental & Leasing, Nec - 2.67%
4,835	Icon Plc. *	542,245

Services-General Medical & Surgical Hospitals, Nec - 2.92%
5,218	Universal Health Services, Inc. **	591,460

Specialty Cleaning, Polishing & Sanitation Preparations - 2.69%
3,669	Clorox Co.	545,727

Surgical & Medical Instruments & Apparatus - 2.66%
2,516	Becton, Dickinson and Co.	538,575

Telephone Communications (No Radio Telephone) - 5.16%
13,480	AT&T, Inc.	524,102
9,870	Verizon Communications, Inc.	522,419
		1,046,521
Wholesale-Farm Product Raw Materials - 3.08%
11,912	Universal Corp.	625,380

Wholesale-Miscellaneous Nondurable Goods - 2.05%
27,318	Natural Health Trends Corp.	414,960

TOTAL COMMON STOCK (Cost $16,834,075) - 82.24%		$ 16,676,499

UNIT TRUST - 4.57%
460	Bitcoin Investment Trust	927,360
TOTAL UNIT TRUST (Cost $1,063,453) - 4.57%		$ 927,360

EXCHANGE TRADED FUNDS - 15.75%
11,240	Direxion Daily Healthcare Bull 3X ETF	523,784
7,805	Direxion Daily S&P Biotech Bull 3X ETF	607,619
200	ProShares Ultra Consumer Goods ETF	9,804
2,666	ProShares Ultra Health Care	235,248
9,939	ProShares Ultra Nasdaq Biotechnology ETF *	557,280
3,933	ProShares UltraPro S&P 500 ETF *	551,210
7,740	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	707,436
TOTAL EXCHANGE TRADED FUNDS (Cost $3,010,173) - 15.75%		$ 3,192,381

EXCHANGE TRADED NOTE - 2.69%
6,163	VelocityShares Daily Inverse VIX Medium Term ETN *	546,350
TOTAL EXCHANGE TRADED NOTE (Cost $530,800) - 2.69%		$ 546,350

MONEY MARKET FUND - 0.14%
28,136	Federated Institutional Prime Obligations Fund - Institutional Class 1.45% **	28,136
TOTAL MONEY MARKET FUND (Cost $28,144) - 0.14%		$ 28,136

TOTAL INVESTMENTS (Cost $21,466,645) *** - 105.39%		$ 21,370,726

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.39)%		(1,092,674)

NET ASSETS - 100.00%		$ 20,278,052

* Represents non-income producing security during the period.
** All or a portion is held as collateral at December 31, 2017. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,466,645 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $597,921
Gross Unrealized Depreciation (713,778)
Net Unrealized Depreciation $(115,857)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds		14.94%
Pharmaceutical Preparations		10.45%
Electric Services		7.94%
Electric & Other Services Combined		5.16%

Guided Missiles & Space Vehicles & Parts	5.13%
Telephone Communications (No Radio Telephone)	4.90%
Unit Trust	4.34%
Hospital & Medical Service Plans	3.73%
Measuring & Controlling Devices, Nec	3.25%
Wholesale-Farm Product Raw Materials	2.93%
Cigarettes	2.80%
Services-General Medical & Surgical Hospitals, Nec	2.77%
Beverages	2.71%
Miscellaneous Chemical Products	2.69%
Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments	2.66%
Exchange Traded Notes	2.56%
Specialty Cleaning, Polishing & Sanitation Preparations	2.55%
Services-Equipment Rental & Leasing, Nec	2.54%
Surgical & Medical Instruments & Apparatus	2.52%
Services-Computer Integrated Systems Design	2.50%
Bottled & Canned Soft Drinks Carbonated Waters	2.42%
Natural Gas Distribution	2.42%
Gas & Other Services Combined	2.29%
Wholesale-Miscellaneous Nondurable Goods	1.94%
Natural Gas Transmission & Distribution	1.73%
Money Market Fund	0.13%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2017 and are subject to change.

	AmericaFirst Defensive Growth Fund
	Schedule of Securities Sold Short
	December 31, 2017 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS *
17,720	ProShares Short 7-10 Year Treasury ETF	$ 501,653
23,800	ProShares UltraPro Short QQQ ETF	511,938
23,300	ProShares UltraShort 7-10 Year Treasury ETF	502,187
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,495,809)		1,515,778

EXCHANGE TRADED NOTE *
300	iPath S&P 500 VIX Short Term Futures ETN	8,376
TOTAL EXCHANGE TRADED NOTE (Proceeds $8,407)		8,376

TOTAL SECURITIES SOLD SHORT (Proceeds $1,504,216)		$ 1,524,154

* Represents non-income producing security.
The accompanying notes are an integral part of these financial statements.

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 77.42%

Air Transportation, Scheduled - 2.58%
660	Ryanair Holdings Plc. ADR *	$ 68,765

Aircraft - 3.55%
321	The Boeing Co.	94,666

Aircraft Engines & Engine Parts - 3.30%
690	United Technologies Corp.	88,023

Business Services - 2.92%
1,900	FUJIFILM Holdings Corp. ADR	77,805

Cigarettes - 3.04%
1,209	British American Tobacco Industries Plc. ADR	80,991

Drawing & Insulating Nonferrous Wire - 3.16%
2,637	Corning Inc.	84,358

Fire, Marine & Casualty Insurance - 3.03%
1,438	The Hartford Financial Services Group, Inc.	80,931

Guided Missiles, Space Vehicles & Parts - 3.02%
251	Lockheed Martin Corp.	80,584

Hospital & Medical Service Plans - 3.25%
480	Aetna, Inc.	86,587

Miscellaneous Publishing - 2.69%
1,647	Thomson Reuters Corp. (Canada)	71,794

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 3.15%
786	Celanese Corp. Class A	84,165

Railroads, Line-Haul Operating - 3.60%

715	Union Pacific Corp.	95,881

Retail-Auto Dealers & Gasoline Stations - 2.76%
3,705	Nissan Motor Co. Ltd. ADR	73,729

Retail-Eating Places - 6.14%
478	McDonalds Corp.	82,273
998	Yum! Brands, Inc.	81,447
		163,720
Retail-Family Clothing Stores - 2.99%
1,042	The TJX Companies, Inc.	79,671

Retail-Lumber & Other Building Materials Dealers - 3.48%
489	The Home Depot, Inc.	92,680

Services-Business Services, Nec - 3.13%
733	Visa, Inc. Class A	83,577

Services-Computer Programming Services - 3.18%
740	VeriSign, Inc. *	84,686

Services-General Medical & Surgical Hospitals - 3.24%
984	HCA Holdings, Inc. *	86,435

Services-Prepackaged Software - 9.11%
1,988	Cadence Design Systems, Inc. *	83,138
686	Check Point Software Technologies Ltd. (Israel) *	71,083
707	Vmware, Inc. Class A *	88,601
		242,822
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 2.83%
820	Procter & Gamble Co.	75,342

Wholesale-Groceries & Related Products - 3.27%
1,435	Sysco Corp.	87,148

TOTAL COMMON STOCK (Cost $1,840,113) - 77.42%		$ 2,064,360

EXCHANGE TRADED FUND - 2.68%
510	ProShares UltraPro S&P 500 *	71,476
TOTAL EXCHANGE TRADED FUND (Cost $69,619) - 2.68%		71,476

MONEY MARKET FUND - 20.35%
542,576	Federated Institutional Prime Obligations Fund - Institutional Class 1.45% **	542,576
TOTAL MONEY MARKET FUND (Cost $542,677) - 20.35%		542,576

TOTAL INVESTMENTS (Cost $2,452,409) *** - 100.45%	$ 2,678,412

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.45)%	(11,952)

NET ASSETS - 100.00%	$ 2,666,460

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,452,409 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $238,600
Gross Unrealized Depreciation (12,597)
Net Unrealized Appreciation $226,003
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Money Market Fund	20.26%
Services-Prepackaged Software	9.07%
Retail-Eating Places	6.11%
Railroads, Line-Haul Operating	3.58%
Aircraft	3.53%
Retail-Lumber & Other Building Materials Dealers	3.46%
Aircraft Engines & Engine Parts	3.29%
Wholesale-Groceries & Related Products	3.25%
Hospital & Medical Service Plans	3.23%
Services-General Medical & Surgical Hospitals	3.23%
Services-Computer Programming Services	3.16%
Drawing & Insulating Nonferrous Wire	3.15%
Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass)	3.14%
Services-Business Services, Nec	3.12%
Cigarettes	3.02%
Fire, Marine & Casualty Insurance	3.02%
Guided Missiles, Space Vehicles & Parts	3.01%
Retail-Family Clothing Stores	2.98%
Business Services	2.91%
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics	2.81%
Retail-Auto Dealers & Gasoline Stations	2.75%
Miscellaneous Publishing	2.68%
Exchange Traded Fund	2.67%
Air Transportation, Scheduled	2.57%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

	AmericaFirst Quantitative Strategies Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares/Par		Value

COMMON STOCK - 65.22%

Air Transportation - 0.74%
80,929	American Airlines Group, Inc. (*) (**)	$ 80,929

Beverages - 4.38%
2,100	Constellation Brands, Inc.	479,997

Cable & Other Pay Television Services - 3.88%
8,341	Rogers Communications, Inc.	424,807

Electric Services - 4.12%
2,890	NextEra Energy, Inc.	451,389

Electronic Computers - 4.33%
2,807	Apple, Inc.	475,029

Hospital & Medical Service Plans - 4.60%
2,289	Unitedhealth Group, Inc.	504,633

Metal Mining - 4.19%
9,685	Southern Copper Corp.	459,553

Operators of Nonresidential Buildings - 4.17%
10,497	Brookfield Asset Management, Inc. Class A	457,039

Perfumes, Cosmetics & Other Toilet Preparations - 4.30%
6,250	Colgate Palmolive Co.	471,562

Pharmaceutical Preparations - 4.39%
3,645	GW Pharmaceuticals Plc. ADR *	481,176

Retail-Building Materials, Hardware, Garden Supply & Mobile Home Dealers - 4.35%
1,164	The Sherwin-Williams Co.	477,287

Retail-Catalog & Mail-Order Houses - 5.07%

475	Amazon.com, Inc. *	555,498

Retail-Eating & Drinking Places - 4.05%
7,720	Starbucks Corp.	443,360

Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments - 4.25%
1,516	Northrop Grumman Corp.	465,276

Services-Business Services Nec - 4.15%
6,172	PayPal Holdings, Inc. *	454,383

Water Supply - 4.25%
5,090	American Water Works Co.	465,684

TOTAL COMMON STOCK (Cost $7,406,163) - 65.22%		$ 7,147,602

UNIT TRUST - 5.70%
310	Bitcoin Investment Trust	624,960
TOTAL UNIT TRUST (Cost $434,723) - 5.70%		624,960

EXCHANGE TRADED FUNDS - 13.46%
21,509	Direxion Daily 20 Year Plus Treasury Bull 3X ETF	475,564
10,930	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	999,002
TOTAL EXCHANGE TRADED FUNDS (Cost $1,443,682) - 13.46%		1,474,566

EXCHANGE TRADED NOTE - 4.07%
15,960	iPath S&P 500 VIX Short Term Futures ETN *	445,603
TOTAL EXCHANGE TRADED NOTE (Cost $441,417) - 4.07%		445,603

REAL ESTATE INVESTMENT TRUSTS - 13.02%
5,477	Extra Space Storage, Inc.	478,964
5,155	Equity LifeStyle Properties, Inc.	458,898
3,004	SBA Communications Corp. Class A *	490,733
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,344,942) - 13.02%		1,428,595

TOTAL INVESTMENTS (Cost $11,070,927) *** - 101.47%		$ 11,121,326

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.47)%		(161,307)

NET ASSETS - 100.00%		$ 10,960,019

* Represents non-income producing security during the period.
** Level 2 Security. Security was being fair value priced at December 31, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,070,927 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $616,953
Gross Unrealized Depreciation (566,554)
Net Unrealized Appreciation $ 50,399
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds	13.26%
Real Estate Investment Trusts	12.85%
Unit Trust	5.62%
Retail-Catalog & Mail-Order Houses	4.99%
Hospital & Medical Service Plans	4.54%
Pharmaceutical Preparations	4.33%
Beverages	4.31%
Retail-Building Materials, Hardware, Garden Supply & Mobile Home Dealers	4.29%
Electronic Computers	4.27%
Perfumes, Cosmetics & Other Toilet Preparations	4.24%
Water Supply	4.19%
Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments	4.18%
Metal Mining	4.13%
Operators of Nonresidential Buildings	4.11%
Services-Business Services Nec	4.08%
Electric Services	4.06%
Exchange Traded Note	4.01%
Retail-Eating & Drinking Places	3.99%
Cable & Other Pay Television Services	3.82%
Air Transportation	0.73%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2017 and are subject to change.

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 81.45%

Aircraft - 3.86%
15,836	Embraer S.A. ADR	$ 378,955

Apparel & Other Finished Products of Fabrics & Similar Material - 3.74%
3,132	Carter's, Inc.	367,977

Ball & Roller Bearings - 3.22%
6,445	The Timken Co.	316,772

Chemicals & Allied Products - 3.20%
9,450	Huntsman Corp.	314,590

General Building Contractors - Nonresidential Buildings - 2.77%
10,744	Tutor Perini Corp. *	272,360

Glass Containers - 2.86%
12,662	Owens-Illinois, Inc. *	280,717

Industrial Organic Chemicals - 3.27%
2,917	LyondellBasell Industries NV	321,803

Leather & Leather Products - 3.98%
6,208	Michael Kors Holdings Ltd. (United Kingdom) *	390,794

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.58%
3,395	Ralph Lauren Corp.	352,028

Operative Builders - 9.22%
6,218	Meritage Homes Corp. *	318,362
8,821	M.D.C. Holdings, Inc.	281,213
17,105	TRI Pointe Group, Inc. *	306,522
		906,097
Optical Instruments & Lenses - 2.96%
2,765	KLA-Tencor Corp.	290,519

Plastics, Materials, Synthetic Resin/Rubber, Cellulos (No Glass) - 3.15%
2,896	Celanese Corp. Class A	310,104

Plastics, Materials, Synthetic Resin & Nonvulcan Elastomers - 3.13%
4,241	Trinseo S.A.	307,897

Retail-Drug Stores & Proprietary Stores - 3.77%
4,958	Express Scripts Holding Co. *	370,065

Semiconductors & Related Devices - 8.46%
6,629	Intel Corp.	305,995
6,778	Micron Technology, Inc. *	278,711
36,599	Oclaro, Inc. *	246,677
		831,383
Services-Equipment Rental & Leasing - 3.40%
6,956	United Rentals, Inc.	334,514

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 3.82%
66,306	AK Steel Holding Corp. *	375,292

Tires & Inner Tubes - 3.32%
9,222	Cooper Tire & Rubber Co.	325,998

Water Transportation - 3.08%
4,562	Carnival Corp.	302,780

Wholesale-Metals Service Centers & Offices - 3.45%
3,953	Reliance Steel & Aluminum Co.	339,128

Women's, Misses', Children's & Infants' Undergarments - 3.21%
18,668	Guess, Inc.	315,116

TOTAL COMMON STOCK (Cost $7,641,557) - 81.45%		$ 8,004,889

EXCHANGE TRADED FUNDS - 10.16%
12,755	Direxion Daily MSCI Real Estate Bull 3X ETF	291,324
633	Direxion Daily Semiconductor Bull 3X ETF	87,291
2,218	ProShares UltraPro QQQ *	307,681
2,227	ProShares UltraPro S&P 500 ETF *	312,114
TOTAL EXCHANGE TRADED FUNDS (Cost $933,258) - 10.16%		998,410

EXCHANGE TRADED NOTE - 3.22%
2,357	VelocityShares Daily Inverse VIX Short Term ETN *	316,875
TOTAL EXCHANGE TRADED NOTE (Cost $316,875) - 3.22%%		316,875

MONEY MARKET FUND - 4.94%
485,976	Federated Institutional Prime Obligations Fund - Institutional Class 1.45% **	485,976
TOTAL MONEY MARKET FUND (Cost $486,024) - 4.94%		485,976

TOTAL INVESTMENTS (Cost $9,377,714) *** - 99.77%		$ 9,806,150

OTHER ASSETS LESS LIABILITIES - 0.23%		22,569

NET ASSETS - 100.00%		$ 9,828,719

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,377,714 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $612,535
Gross Unrealized Depreciation (184,099)
Net Unrealized Appreciation $428,436
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds		10.18%
Operative Builders		9.24%
Semiconductors & Related Devices		8.48%
Money Market Fund		4.96%
Leather & Leather Products		3.99%
Aircraft		3.87%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)		3.83%
Retail-Drug Stores & Proprietary Stores		3.77%
Apparel & Other Finished Products of Fabrics & Similar Material		3.75%
Men's & Boys' Furnishings, Work Clothing & Allied Garments		3.59%
Wholesale-Metals Service Centers & Offices		3.46%
Services-Equipment Rental & Leasing		3.41%
Tires & Inner Tubes		3.32%
Industrial Organic Chemicals		3.28%
Ball & Roller Bearings		3.23%
Exchange Traded Note		3.23%
Chemicals & Allied Products		3.21%
Women's, Misses', Children's & Infants' Undergarments		3.21%
Plastics, Materials, Synthetic Resin/Rubber, Cellulos (No Glass)		3.16%
Plastics, Materials, Synthetic Resin & Nonvulcan Elastomers		3.14%

Water Transportation	3.09%
Optical Instruments & Lenses	2.96%
Glass Containers	2.86%
General Building Contractors - Nonresidential Buildings	2.78%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2017 and are subject to change.

	AmericaFirst Tactical Alpha Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 47.35%

Air Courier Services - 1.87%
540	FedEx Corp.	$ 134,752

Cigarettes - 1.92%
1,305	Philip Morris International, Inc.	137,873

Electric & Other Services Combined - 1.54%
2,475	PG&E Corp.	110,954

Electric Services - 1.82%
1,779	American Electric Power Co., Inc.	130,881

Farm Machinery & Equipment - 1.86%
855	Deere & Co.	133,816

Fire, Marine, & Casualty Insurance - 1.77%
1,405	Arch Capital Group Ltd. (Bermuda) *	127,532

Hospital & Medical Service Plans - 3.91%
787	Aetna, Inc.	141,967
618	Anthem, Inc.	139,056
		281,023
Life Insurance - 1.85%
6,358	Manulife Financial Corp.	132,628

Motor Vehicles & Passenger Car Bodies - 1.67%
385	Tesla, Inc. *	119,870

Operators of Nonresidential Buildings - 1.99%
3,281	Brookfield Asset Management, Inc. Class A	142,855

Perfumes, Cosmetics & Other Toilet Preparations - 1.97%
1,880	Colgate Palmolive Co.	141,846

Pharmaceutical Preparations - 2.01%
1,094	GW Pharmaceuticals Plc. *	144,419

Railroads, Line-Haul Operating - 3.94%
807	Canadian Pacific Railway Ltd. (Canada)	147,487
935	Norfolk Southern Corp.	135,481
		282,968
Refuse Systems - 2.04%
2,173	Republic Services, Inc.	146,917

Retail-Drug Stores & Proprietary Stores - 2.29%
2,205	Express Scripts Holding Co. *	164,581

Semiconductors & Related Devices - 7.31%
2,715	NVIDIA Corp.	525,352

Services-Business Services - 1.90%
1,850	PayPal Holdings, Inc. *	136,197

Services-Computer Programming, Data Processing, Etc. - 3.81%
133	Alphabet, Inc. Class C *	139,171
764	Facebook, Inc. Class A *	134,815
		273,986
Services-Video Tape Rental - 1.88%
705	Netflix, Inc. *	135,332

TOTAL COMMON STOCK (Cost $3,354,509) - 47.35%		$ 3,403,782

CLOSED END MUTUAL FUND - 1.86%
20,698	Templeton Global Income Fund	133,709
TOTAL CLOSED END MUTUAL FUND (Cost $139,468) - 1.86%		133,709

UNIT TRUST - 2.94%
105	Bitcoin Investment Trust *	211,680
TOTAL UNIT TRUST (Cost $133,841) - 2.94%		211,680

EXCHANGE TRADED FUNDS - 17.87%
6,246	Direxion Daily 20+ Year Treasury Bull 3X ETF	138,099
1,340	Direxion Daily MSCI India Bull 3X ETF	136,814
10,129	Direxion Daily Small Cap Bear 3X ETF *	124,283
995	iShares 10-20 Year Treasury Bond ETF	135,330
1,075	iShares 20+ Year Treasury Bond ETF	136,374
1,550	iShares iBoxx $ High Yield Corporate Bond ETF	135,253
8,765	iShares Silver Trust ETF *	140,152
1,862	ProShares UltraShort Bloomberg Natural Gas ETF *	73,828
1,710	ProShares UltraShort Gold ETF *	118,178

12,156	United States Oil Fund L.P. *	145,994
TOTAL EXCHANGE TRADED FUNDS (Cost $1,285,494) - 17.87%		1,284,305

EXCHANGE TRADED NOTES - 3.99%
4,790	iPath S&P 500 VIX Short Term Futures ETN *	133,737
1,727	VelocityShares Daily Inverse VIX Medium Term ETN *	153,099
TOTAL EXCHANGE TRADED NOTES (Cost $268,499) - 3.99%		286,836

REAL ESTATE INVESTMENT TRUSTS - 3.86%
11,675	Annaly Capital Management	138,816
808	Simon Property Group, Inc.	138,766
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $273,208) - 3.86%		277,582

MONEY MARKET FUND - 21.88%
1,573,360	Federated Institutional Prime Obligations Fund - Institutional Class 1.45% **	1,573,360
TOTAL MONEY MARKET FUND (Cost $1,573,525) - 21.88%		1,573,360

TOTAL INVESTMENTS (Cost $7,028,544) *** - 99.75%		$ 7,171,254

OTHER ASSETS LESS LIABILITIES - 0.25%		17,690

NET ASSETS - 100.00%		$ 7,188,944

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,028,544 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $233,458
Gross Unrealized Depreciation (90,747)
Net Unrealized Appreciation $142,711
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Money Market Fund		21.94%
Exchange Traded Funds		17.91%
Semiconductors & Related Devices		7.33%
Exchange Traded Notes		4.00%
Railroads, Line-Haul Operating		3.95%
Hospital & Medical Service Plans		3.92%
Real Estate Investment Trusts		3.87%
Services-Computer Programming, Data Processing, Etc.		3.82%

Unit Trust	2.95%
Retail-Drug Stores & Proprietary Stores	2.30%
Refuse Systems	2.05%
Pharmaceutical Preparations	2.01%
Operators of Nonresidential Buildings	1.99%
Perfumes, Cosmetics & Other Toilet Preparations	1.98%
Cigarettes	1.92%
Services-Business Services	1.90%
Services-Video Tape Rental	1.89%
Air Courier Services	1.88%
Farm Machinery & Equipment	1.86%
Closed End Mutual Fund	1.86%
Life Insurance	1.85%
Electric Services	1.82%
Fire, Marine, & Casualty Insurance	1.78%
Motor Vehicles & Passenger Car Bodies	1.67%
Electric & Other Services Combined	1.55%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2017 and are subject to change.

	AmericaFirst Income Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares/Par		Value

COMMON STOCK - 53.26%

Commercial Banks, Nec - 3.23%
118,794	Lloyds Banking Group Plc. ADR	$ 445,478

Electric & Other Services Combined - 6.42%
6,764	WEC Energy Group, Inc.	449,333
9,057	Xcel Energy, Inc.	435,732
		885,065
Electric Services - 3.18%
4,005	DTE Energy Co.	438,387

Food & Kindred Products - 3.50%
12,813	Conagra Brands, Inc.	482,666

Leather & Leather Products - 3.45%
10,749	Tapestry, Inc.	475,428

Natural Gas Distribution - 6.30%
5,737	Spire, Inc.	431,136
5,102	WGL Holdings, Inc.	437,956
		869,092
Natural Gas Transmission & Distribution - 3.23%
5,535	Southwest Gas Holdings, Inc.	445,457

Petroleum Refining - 3.73
5,588	Valero Energy Corp.	513,593

Photographic Equipment & Supplies - 3.42%
12,607	Canon, Inc.	471,502

Retail-Eating Places - 3.37%
2,700	Mcdonald's Corp.	464,724

Retail-Variety Stores - 3.47%
7,337	Target Corp.	478,739

Sugar & Confectionery Products - 3.25%
3,948	The Hershey Co.	448,137

Water Transportation - 3.21%
6,677	Carnival Corp.	443,153

Wholesale-Groceries & Related Products - 3.50%
7,955	Sysco Corp.	483,107

TOTAL COMMON STOCK (Cost $6,849,862) - 53.26%		7,344,528

CORPORATE BONDS - 25.43%

Banking and Financial Services - 3.06%
400,000	Deutsch Bank A.G., 7.500%, 12/29/2049 (Germany)	422,600

Crude Petroleum & Natural Gas - 3.29%
549,000	California Resources Corp., 8.000%, 12/15/2022	452,925

Drilling Oil & Gas Wells - 2.20%
300,000	Weatherford International Ltd., 8.250%, 06/15/2023	303,000

Electric & Other Services Combined - 1.40%
177,145	RGS AEGCO Funding Corp., 9.810%, 12/7/2021	192,795

Gaming Activities - 3.18%
400,000	Scientific Games Corp., 10.000%, 12/1/2022	439,000

Services-General Medical & Surgical Hospitals, Nec - 2.21%
300,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	305,250

Telephone Communications (No Radio Telephone) - 7.75%
400,000	CenturyLink, Inc., 6.750%, 12/1/2023	392,000
400,000	Embarq Corp., 7.995%, 6/1/2036	389,000
340,000	Windstream Services LLC, 7.750%, 10/15/2020	287,300
		1,068,300
Wholesale-Farm Product Raw Materials - 2.34%
350,000	Alliance One International, Inc., 9.875%, 7/15/2021	322,000

TOTAL CORPORATE BONDS (Cost $3,344,930) - 25.43%		3,505,870

CLOSED-END MUTUAL FUNDS - 7.59%
41,886	MFS Charter Income Trust Fund	349,257
72,370	MFS Government Markets Income Trust	346,652
84,495	MFS Intermediate Income Trust	350,654

TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,055,061) - 7.59%		1,046,563

REAL ESTATE INVESTMENT TRUSTS - 11.69%
35,131	Annaly Capital Management	417,708
19,806	Agnc Investment Corp.	399,883
16,538	CoreCivic, Inc.	372,105
19,783	Starwood Property Trust, Inc.	422,367
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,694,776) - 11.69%		1,612,063

EXCHANGE TRADED NOTE - 2.44%
2,500	VelocityShares Daily Inverse VIX Short Term ETN *	336,100
TOTAL EXCHANGE TRADED NOTE (Cost $340,085) - 2.44%		336,100

TOTAL INVESTMENTS (Cost $13,284,714) ** - 100.41%		$ 13,845,124

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%		(56,123)

NET ASSETS - 100.00%		$ 13,789,001

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2017.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,284,714 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $716,156
Gross Unrealized Depreciation (155,746)
Net Unrealized Appreciation $560,410
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Real Estate Investment Trusts		11.64%
Telephone Communications (No Radio Telephone)		7.72%
Closed-End Mutual Funds		7.56%
Electric & Other Services Combined		6.39%
Natural Gas Distribution		6.28%
Petroleum Refining		3.71%
Wholesale-Groceries & Related Products		3.49%
Food & Kindred Products		3.48%
Retail-Variety Stores		3.46%
Leather & Leather Products		3.43%
Photographic Equipment & Supplies		3.41%
Retail-Eating Places		3.36%
Crude Petroleum & Natural Gas		3.27%

Sugar & Confectionery Products	3.24%
Commercial Banks, Nec	3.22%
Natural Gas Transmission & Distribution	3.22%
Water Transportation	3.20%
Gaming Activities	3.17%
Electric Services	3.16%
Banking and Financial Services	3.05%
Exchange Traded Note	2.43%
Wholesale-Farm Product Raw Materials	2.33%
Services-General Medical & Surgical Hospitals, Nec	2.20%
Drilling Oil & Gas Wells	2.19%
Electric & Other Services Combined	1.39%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2017 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $21,466,645; $2,452,409; $11,070,927; $9,377,714;	$ 21,370,726	$ 2,678,412	$ 11,121,326	$ 9,806,150	$ 7,171,254	$ 13,845,124
$7,028,544; and $13,284,714, respectively)
Cash	-	-	-	23,744	348	-
Receivables:
Deposit with Brokers for Securities Sold Short	408,189	-	-	-	-	-
Dividends & Interest	54,375	1,415	13,011	9,653	14,185	120,032
Other Income (Note 1)	-	-	5,548	-	1,568	-
Due from Adviser	-	143	-	-	-	-
Securities Sold	14,658	-	487,338	-	548,025	-
Prepaid Expenses	19,076	8,070	10,621	13,753	11,263	16,766
Total Assets	21,867,024	2,688,040	11,637,844	9,853,300	7,746,643	13,981,922
Liabilities:
Securities Sold Short (Proceeds $1,504,216;$0;$0;$0;$0, and $0, respectively)	1,524,154
Payables:
Shareholder Redemptions	75	-	-	-	-	62,786
Adviser Fees	9,524	-	2,008	4,586	1,298	8,429
Administration Fees	4,804	1,571	2,911	2,810	2,346	3,287
Distribution (12b-1) Fees	7,527	573	5,522	1,313	1,115	4,908
Trustee Fees	4,317	1,033	1,598	848	1,182	1,323
Servicing Fees	17,307	7,506	6,278	1,215	-	1,160
Securities Purchased	-	-	644,000	-	538,446	96,285
Accrued Expenses	21,264	10,897	15,508	13,809	13,312	14,743
Total Liabilities	1,588,972	21,580	677,825	24,581	557,699	192,921
Net Assets	$ 20,278,052	$ 2,666,460	$ 10,960,019	$ 9,828,719	$ 7,188,944	$ 13,789,001

Net Assets Consist of:
Paid In Capital	$ 29,108,752	$ 2,465,092	$ 18,149,245	$ 9,418,070	$ 11,950,534	$ 22,219,362
Accumulated Net Investment Income (Loss)	(251,269)	(33,093)	9,247	(41,596)	(20,661)	(132,962)
Accumulated Net Realized Gain (Loss) on Investments	(8,463,574)	8,458	(7,248,872)	23,809	(4,883,640)	(8,857,809)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(115,857)	226,003	50,399	428,436	142,711	560,410
Net Assets	$ 20,278,052	$ 2,666,460	$ 10,960,019	$ 9,828,719	$ 7,188,944	$ 13,789,001

Class A Shares

Net Assets	$ 7,862,258	$ 2,200,880	$ 4,987,894	$ 2,535,428	$ 3,628,064	$ 7,076,180
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	763,191	197,415	782,533	208,433	282,419	958,102
Net asset value per share	$ 10.30	$ 11.15	$ 6.37	$ 12.16	$ 12.85	$ 7.39
Minimum Redemption price per share (a)	$ 10.37	$ 11.04	$ 6.31	$ 12.04	$ 12.72	$ 7.31
Short-term Redemption Price Per Share (d)	$ 10.37	$ 11.04	$ 6.31	$ 12.04	$ 12.72	$ 7.31
Maximum offering price per share (b)	$ 10.84	$ 11.74	$ 6.64	$ 12.80	$ 13.52	$ 7.69

Class I Shares
Net Assets	$ 8,354,408	$ 406,993	$ 258,028	$ 4,738,744	$ 499,881	$ 3,318,254
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	768,131	36,228	41,206	385,623	36,918	439,892
Net asset value and offering price per share	$ 10.88	$ 11.23	$ 6.26	$ 12.29	$ 13.54	$ 7.54
Minimum Redemption price per share (a)	$ 10.77	$ 11.12	$ 6.20	$ 12.17	$ 13.40	$ 7.47

Class U Shares
Net Assets	$ 4,061,386	$ 58,588		$ 2,554,547	$ 3,060,999	$ 3,394,567
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	410,171	5,279		213,823	247,188	458,168
Net asset value per share	$ 9.90	$ 11.10		$ 11.95	$ 12.38	$ 7.41
Minimum Redemption price per share (a)	$ 9.99	$ 10.99		$ 11.83	$ 12.26	$ 7.33
Short-term Redemption Price Per Share (d)	$ 9.99	$ 10.99		$ 11.83	$ 12.26	$ 7.33
Maximum offering price per share (c)	$ 10.35	$ 11.38		$ 12.25	$ 15.48	$ 7.56

Class C Shares
Net Assets			$ 5,714,097
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)			891,663
Net asset value per share			$ 6.41
Minimum Redemption price per share (a)			$ 6.34
Maximum offering price per share (e)			$ 6.47

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 4.00%; 5.00%; 5.00%; and 4.00%, respectively.
(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.
(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
(e) Maximum offering price includes a maximum front-end sales load of 1.00%.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Operations
For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Dividend Income (foreign tax witholding: $16,797; $0; $5,375; $0; $0; and $3,899, respectively)	$ 216,277	$ 13,312	$ 105,415	$ 31,689	$ 92,020	$ 168,927
Other Income (Note 1)	-	-	5,548	-	1,568	-
Interest Income	7,426	1,108	11,858	106,662	2,846	235,063
Total Investment Income	223,703	14,420	122,821	138,351	96,434	403,990

Expenses:
Advisory Fees	196,819	13,638	58,446	61,218	47,125	89,259
Distribution (12b-1) Fees:
Class A	12,083	2,197	6,629	3,162	4,960	8,958
Class U	25,225	283	-	13,515	15,620	18,777
Class C	-	-	30,888	-	-	-
Transfer Agent & Administration Fees	27,856	10,799	19,696	15,775	12,872	18,568
Shareholder Service Fees	17,681	3,666	8,824	2,566	906	206
Chief Compliance Officer Fees	11,677	9,095	7,407	7,067	7,816	8,193
Registration Fees	22,556	6,858	15,774	9,043	22,904	22,705
Audit Fees	6,806	5,266	6,557	6,807	6,805	6,806
Legal Fees	25,472	2,471	12,597	9,488	8,006	16,573
Insurance Fees	4,621	604	2,705	982	1,024	1,804
Miscellaneous Fees	1,548	354	912	502	504	913
Custodial Fees	8,872	2,488	3,345	2,020	3,866	4,215
Trustees Fees	2,558	1,019	1,530	1,004	1,260	1,512
Printing and Mailing	2,376	1,018	1,613	1,336	1,324	4,135
Interest Expense	8,854	-	-	-	-	-
Dividend Expense on Securities Sold Short	34,548	-	-	-	-	-
Total Expenses	409,552	59,756	176,923	134,485	134,992	202,624
Fees Waived and Expenses Reimbursed by the Adviser	(36,005)	(31,143)	(49,523)	(13,931)	(28,610)	(33,007)
Net Expenses	373,547	28,613	127,400	120,554	106,382	169,617

Net Investment Income/(Loss)	(149,844)	(14,193)	(4,579)	17,797	(9,948)	234,373

Net Realized Gain/(Loss) on:
Investments in Securities & Foreign Currency Transactions	707,219	26,618	1,019,199	66,722	302,014	(129,452)
Capital Gains on Investment Companies Sold	1,533	-	-	-	-	-

Securities Sold Short	30,182	-	-	-	-	-
Net Realized Gain/(Loss)	738,934	26,618	1,019,199	66,722	302,014	(129,452)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities & Foreign Currency Translations	(981,354)	180,656	272,557	422,182	5,534	268,221
Securities Sold Short	(19,938)	-	-	-	-	-
Net Change in Unrealized Appreciation/(Depreciation)	(1,001,292)	180,656	272,557	422,182	5,534	268,221

Net Realized and Unrealized Gain/(Loss)	(262,358)	207,274	1,291,756	488,904	307,548	138,769

Net Increase/(Decrease) in Net Assets Resulting from Operations	$ (412,202)	$ 193,081	$ 1,287,177	$ 506,701	$ 297,600	$ 373,142

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2017	6/30/2017
Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (149,844)	$ (646,777)
Net Realized Gain (Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	738,934	(8,316,671)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold	(1,001,292)	1,710,312
Net Decrease in Net Assets Resulting from Operations	(412,202)	(7,253,136)

Distributions to Shareholders from:
Net Realized Gains:
Class A	-	(18,294)
Class I	-	(20,292)
Class U	-	(9,688)
Total Distributions Paid to Shareholders	-	(48,274)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	422,495	4,169,969
Class I	325,490	2,313,186
Class U	4,125	520,851
Reinvestment of Distributions:
Class A	-	16,241
Class I	-	16,273
Class U	-	8,348
Cost of Shares Redeemed:
Class A	(4,855,091)	(20,636,290)
Class I	(6,086,475)	(28,714,766)
Class U	(1,713,915)	(10,481,193)
Early Redemption Fees	1,166	9,483
Net Decrease in Net Assets from Capital Share Transactions	(11,902,205)	(52,777,898)

Net Decrease in Net Assets	(12,314,407)	(60,079,308)

Net Assets:
Beginning of Year	32,592,459	92,671,767
End of Year (Including Undistributed Net Investment Loss

of $251,269 and $101,359, respectively)	$ 20,278,052	$ 32,592,459

Share Activity
Class A:
Shares Sold	41,174	397,308
Shares Reinvested	-	1,632
Shares Redeemed	(465,449)	(1,977,845)
Net Decrease in Shares of Beneficial Interest Outstanding	(424,275)	(1,578,905)

Class I:
Shares Sold	29,573	205,231
Shares Reinvested	-	1,557
Shares Redeemed	(558,840)	(2,633,290)
Net Decrease in Shares of Beneficial Interest Outstanding	(529,267)	(2,426,502)

Class U:
Shares Sold	410	48,623
Shares Reinvested	-	868
Shares Redeemed	(171,397)	(1,040,862)
Net Decrease in Shares of Beneficial Interest Outstanding	(170,987)	(991,371)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	12/31/2017	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (14,193)	$ (25,478)
Net Realized Gain on Investments in Securities	26,618	6,578
Change in Unrealized Appreciation on Investments in Securities	180,656	45,347
Net Increase in Net Assets Resulting from Operations	193,081	26,447

Distributions to Shareholders from:
Net Realized Gains:
Class A	(15,060)	-
Class I	(2,694)	-
Class U	(406)	-
Total Distributions Paid to Shareholders	(18,160)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	561,812	1,509,747
Class I	88,500	358,527
Class U	-	54,437
Reinvestment of Distributions:
Class A	14,249	-
Class I	2,437	-
Class U	406	-
Cost of Shares Redeemed:
Class A	(36,414)	(7,099)
Class I	(55,451)	(25,073)
Class U	(1,040)	-
Early Redemption Fees	-	54
Net Increase in Net Assets from Capital Share Transactions	574,499	1,890,593

Net Increase in Net Assets	749,420	1,917,040

Net Assets:
Beginning of Period	1,917,040	-
End of Period (Including Undistributed Net Investment Loss

of $33,093 and $18,900, respectively)	$ 2,666,460	$ 1,917,040

Share Activity
Class A:
Shares Sold	51,705	148,510
Shares Reinvested	1,273	-
Shares Redeemed	(3,378)	(695)
Net Increase in Shares of Beneficial Interest Outstanding	49,600	147,815

Class I:
Shares Sold	8,225	35,426
Shares Reinvested	216	-
Shares Redeemed	(5,203)	(2,437)
Net Increase in Shares of Beneficial Interest Outstanding	3,238	32,989

Class U:
Shares Sold	-	5,343
Shares Reinvested	36	-
Shares Redeemed	(100)	-
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(64)	5,343

* The period is from January 31, 2017 (commencement of investment operations) through June 30, 2017.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2017	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (4,579)	$ (15,574)
Net Realized Gain on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	1,019,199	1,286,036
Net Change in Unrealized Appreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold	272,557	308,451
Net Increase in Net Assets Resulting from Operations	1,287,177	1,578,913

Distributions to Shareholders from:
Net Investment Income:
Class A	-	(287,703)
Class I	-	(1,324)
Class C	-	(106,621)
Total Distributions Paid to Shareholders	-	(395,648)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	19,654	259,345
Class I	7,132	115,337
Class C	121,581	52,227
Reinvestment of Distributions:
Class A	-	268,033
Class I	-	1,324
Class C	-	97,689
Cost of Shares Redeemed:
Class A	(1,600,115)	(7,303,110)
Class I	(2,058,659)	(44,935)
Class C	(11,246)	(8,988,889)
Early Redemption Fees	6	272
Net Decrease in Net Assets from Capital Share Transactions	(3,521,647)	(15,542,707)

Net Decrease in Net Assets	(2,234,470)	(14,359,442)

Net Assets:
Beginning of Year	13,194,489	27,553,931
End of Year (Including Undistributed Net Investment Income

of $3,699 and $13,828, respectively)	$ 10,960,019	$ 13,194,489

Share Activity
Class A:
Shares Sold	3,309	47,353
Shares Reinvested	-	49,453
Shares Redeemed	(276,612)	(1,328,717)
Net Decrease in Shares of Beneficial Interest Outstanding	(273,303)	(1,231,911)

Class I:
Shares Sold	1,214	21,640
Shares Reinvested	-	248
Shares Redeemed	(351,729)	(8,081)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(350,515)	13,807

Class C:
Shares Sold	21,611	9,413
Shares Reinvested	0	17,794
Shares Redeemed	(1,919)	(1,629,088)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	19,692	(1,601,881)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2017	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ 17,797	$ (77,796)
Net Realized Gain/(Loss) on Investments in Securities	66,722	1,373,389
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	422,182	(144,223)
Net Increase/(Decrease) in Net Assets Resulting from Operations	506,701	1,151,370

Distributions to Shareholders from:
Net Realized Gains:
Class A	(11,023)	-
Class I	(20,430)	-
Class U	(11,460)	-
Total Distributions Paid to Shareholders	(42,913)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	160,733	483,345
Class I	570,814	813,917
Class U	182,811	957,120
Reinvestment of Distributions:
Class A	10,409	-
Class I	10,721	-
Class U	10,941	-
Cost of Shares Redeemed:
Class A	(426,920)	(905,355)
Class I	(295,406)	(878,242)
Class U	(475,925)	(1,006,656)
Early Redemption Fees	-	-
Net Decrease in Net Assets from Capital Share Transactions	(251,822)	(535,871)

Net Increase/(Decrease) in Net Assets	211,966	615,499

Net Assets:
Beginning of Year	9,616,753	9,001,254
End of Year (Including Undistributed Net Investment Loss

of $41,596 and $59,393, respectively)	$ 9,828,719	$ 9,616,753

Share Activity
Class A:
Shares Sold	13,785	43,556
Shares Reinvested	858	-
Shares Redeemed	(36,739)	(86,621)
Net Decrease in Shares of Beneficial Interest Outstanding	(22,096)	(43,065)

Class I:
Shares Sold	48,675	72,756
Shares Reinvested	875	-
Shares Redeemed	(25,122)	(81,483)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	24,428	(8,727)

Class U:
Shares Sold	15,797	84,406
Shares Reinvested	919	-
Shares Redeemed	(41,652)	(96,685)
Net Decrease in Shares of Beneficial Interest Outstanding	(24,936)	(12,279)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2017	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (9,948)	$ (63,959)
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	302,014	673,102
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold	5,534	(332,379)
Net Increase in Net Assets Resulting from Operations	297,600	276,764

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	125,175	114,440
Class I	178,575	252,842
Class U	76,489	118,072
Cost of Shares Redeemed:
Class A	(838,968)	(2,117,431)
Class I	(80,224)	(195,803)
Class U	(461,835)	(1,171,033)
Early Redemption Fees	-	-
Net Decrease in Net Assets from Capital Share Transactions	(1,000,788)	(2,998,913)

Net Decrease in Net Assets	(703,188)	(2,722,149)

Net Assets:
Beginning of Year	7,892,132	10,614,281
End of Year (Including Undistributed Net Investment Loss
of $10,709 and $76,929, respectively)	$ 7,188,944	$ 7,892,132

Share Activity
Class A:
Shares Sold	9,776	9,693
Shares Reinvested	-	-
Shares Redeemed	(66,754)	(179,635)
Net Decrease in Shares of Beneficial Interest Outstanding	(56,978)	(169,942)

Class I:

Shares Sold	13,748	19,874
Shares Reinvested	-	-
Shares Redeemed	(6,077)	(15,485)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	7,671	4,389

Class U:
Shares Sold	6,247	10,090
Shares Reinvested	-	-
Shares Redeemed	(38,752)	(100,221)
Net Decrease in Shares of Beneficial Interest Outstanding	(32,505)	(90,131)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2017	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 234,373	$ 405,813
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(129,452)	1,878,298
Net Change in Unrealized Appreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	268,221	137,994
Net Increase in Net Assets Resulting from Operations	373,142	2,422,105

Distributions to Shareholders from:
Net Investment Income:
Class A	(211,564)	(195,020)
Class I	(103,452)	(69,279)
Class U	(97,186)	(109,832)
Return of Capital:
Class A	(2,564)	(261,771)
Class I	(5)	(92,992)
Class U	-	(147,424)
Total Distributions Paid to Shareholders	(414,771)	(876,318)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	1,345,482	2,236,956
Class I	569,103	990,351
Class U	194,895	566,834
Reinvestment of Distributions:
Class A	151,598	312,909
Class I	79,263	106,348
Class U	72,433	186,417
Cost of Shares Redeemed:
Class A	(1,357,868)	(4,167,364)
Class I	(529,159)	(953,678)
Class U	(1,209,297)	(2,581,673)
Early Redemption Fees	250	4,423
Net Decrease in Net Assets from Capital Share Transactions	(683,300)	(3,298,477)

Net Decrease in Net Assets	(724,929)	(1,752,690)

Net Assets:
Beginning of Year	14,513,930	16,266,620
End of Year (Including Undistributed Net Investment Income (Loss)
of $(132,962) and $44,869, respectively)	$ 13,789,001	$ 14,513,930

Share Activity
Class A:
Shares Sold	182,734	310,602
Shares Reinvested	20,712	43,616
Shares Redeemed	(185,012)	(581,164)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	18,434	(226,946)

Class I:
Shares Sold	75,859	131,812
Shares Reinvested	10,619	14,590
Shares Redeemed	(70,756)	(132,400)
Net Increase in Shares of Beneficial Interest Outstanding	15,722	14,002

Class U:
Shares Sold	26,478	78,343
Shares Reinvested	9,869	25,925
Shares Redeemed	(164,215)	(363,037)
Net Decrease in Shares of Beneficial Interest Outstanding	(127,868)	(258,769)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 10.47		$ 11.30		$ 11.99		$ 12.53		$ 11.58		$ 10.70

From Investment Operations:
Net Investment Loss *	(0.05)		(0.12)		(0.11)		(0.12)		(0.14)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		(0.70)		(0.50)		0.97		1.96		1.72
Total from Investment Operations	(0.17)		(0.82)		(0.61)		0.85		1.82		1.66

Distributions from:
Net Investment Income	-		-		-		-		-		(0.07)
Net Realized Gain	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.71)
Total Distributions	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.78)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 10.30		$ 10.47		$ 11.30		$ 11.99		$ 12.53		$ 11.58

Total Return (a)	(1.62)%	(e)	(7.26)%	***	(5.12)%	***	7.23%		16.22%		16.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,862		$ 12,430		$ 31,273		$ 21,040		$ 13,826		$ 10,754
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.09%	(d)	3.02%	**	3.11%	**	3.18%		3.59%		3.38%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.77%	(d)	2.66%	**	2.53%	**	2.50%		2.70%		2.91%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.05)%	(d)	(1.18)%	**	(1.00)%	**	(1.04)%		(1.41)%		(1.02)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.97%	(d)	3.02%	**	3.07%	**	3.13%		3.33%		2.92%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.65%	(d)	2.66%	**	2.49%	**	2.45%		2.44%		2.45%
Ratio of Net Investment Loss to Average Net Assets (b)	(0.93)%	(d)	(1.18)%	**	(0.96)%	**	(0.99)%		(1.15)%		(0.57)%
Portfolio Turnover	517.30%	(e)	341.27%		118.13%		254.20%		586.64%		330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 11.02		$ 11.86		$ 12.45		$ 12.82		$ 11.71		$ 10.77

From Investment Operations:
Net Investment Income (Loss) *	(0.14)		(0.10)		(0.01)		0.02		-		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	-		(0.73)		(0.50)		1.00		1.98		1.79
Total from Investment Operations	(0.14)		(0.83)		(0.51)		1.02		1.98		1.73

Distributions from:
Net Investment Income	-		-		-		-		-		(0.09)
Net Realized Gain	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.71)
Total Distributions	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.80)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	0.01

Net Asset Value, at End of Period	$ 10.88		$ 11.02		$ 11.86		$ 12.45		$ 12.82		$ 11.71

Total Return (a)	(1.27)%	(e)	(7.00)%	***	(4.12)%	***	8.45%		17.46%		16.97%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,354		$ 14,302		$ 44,161		$ 33,660		$ 14,160		$ 8,406
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.74%	(d)	2.74%	**	2.62%	**	2.67%		3.09%		2.83%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.51%	(d)	2.37%	**	2.04%	**	1.99%		2.20%		2.36%
Ratio of Net Investment Loss to Average Net Assets (b)	(0.97)%	(d)	(0.97)%	**	(0.56)%	**	(0.47)%		(0.87)%		(0.93)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.47%	(d)	2.66%	**	2.13%	**	2.07%		2.01%		2.41%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.14%	(d)	2.30%	**	1.55%	**	1.39%		1.12%		1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.89)%	(d)	(0.89)%	**	(0.07)%	**	0.13%		0.00%		(0.50)%
Portfolio Turnover	341.27%	(e)	341.27%		118.13%		254.20%		586.64%		330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%., respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class U
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 10.09		$ 10.96		$ 11.69		$ 12.31		$ 11.44		$ 10.62

From Investment Operations:
Net Investment Loss *	(0.09)		(0.19)		(0.17)		(0.18)		(0.19)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		(0.67)		(0.48)		0.95		1.93		1.68
Total from Investment Operations	(0.21)		(0.86)		(0.65)		0.77		1.74		1.59

Distributions from:
Net Investment Income	-		-		-		-		-		(0.06)
Net Realized Gain	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.71)
Total Distributions	-		(0.01)		(0.08)		(1.39)		(0.87)		(0.77)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 9.88		$ 10.09		$ 10.96		$ 11.69		$ 12.31		$ 11.44

Total Return (a)	(1.88)%	(e)	(7.85)%	***	(5.59)%	***	6.68%		15.70%		15.74%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,061		$ 5,861		$ 17,238		$ 13,687		$ 9,052		$ 6,146
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.83%	(d)	3.75%	**	3.63%	**	3.67%		4.09%		3.90%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.49%	(d)	3.40%	**	3.05%	**	2.99%		3.20%		3.43%
Ratio of Net Investment Loss to Average Net Assets (b)	(2.12)%	(d)	(1.96)%	**	(1.56)%	**	(1.56)%		(1.89)%		(1.32)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.47%	(d)	3.67%	**	3.57%	**	3.62%		3.83%		3.43%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	- (3.14)%	(d)	3.32%	**	2.99%	**	2.94%		2.94%		2.96%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.77)%	(d)	(1.88)%	**	(1.51)%	**	(1.51)%		(1.63)%		(0.86)%
Portfolio Turnover	517.30%	(e)	341.27%		118.13%		254.20%		586.64%		330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period presented.

	(Unaudited)
	Six Months
	Ended		Period Ended	(d)
	12/31/2017		6/30/2017

Net Asset Value, at Beginning of Period	$ 10.29		$ 10.00

From Investment Operations:
Net Investment Loss *	(0.06)		(0.19)
Net Realized and Unrealized Gain on Investments	1.02		0.48
Total from Investment Operations	0.96		0.29

Distributions from:
Net Investment Income	-		-
Net Realized Gain	(0.08)		-
Total Distributions	(0.08)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.17		$ 10.29

Total Return (a)	9.11%	***	2.90%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,201		$ 1,521
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	5.20%	**	12.14%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(3.88)%	**	(10.70)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.45%	**	5.92%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.12)%	**	(4.49)%	** (e)
Portfolio Turnover	62.00%	***	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.
Excluding these expenses, total return would have been 4.73%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period presented.

	(Unaudited)
	Six Months
	Ended		Period Ended	(d)
	12/31/2017		6/30/2017

Net Asset Value, at Beginning of Period	$ 10.33		$ 10.00

From Investment Operations:
Net Investment Loss *	(0.02)		(0.20)
Net Realized and Unrealized Gain on Investments	1.01		0.53
Total from Investment Operations	0.99		0.33

Distributions from:
Net Investment Income	-		-
Net Realized Gain	(0.08)		-
Total Distributions	(0.08)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.24		$ 10.33

Total Return (a)	9.46%	***	3.30%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 407		$ 341
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.92%	**	15.47%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(3.62)%	**	(13.91)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	1.62%	**	6.44%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.32)%	**	(4.89)%	** (e)
Portfolio Turnover	62.00%	***	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 5.66%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class U
Financial Highlights
Selected data for a share outstanding throughout the period presented.

	(Unaudited)
	Six Months
	Ended		Period Ended	(d)
	12/31/2017		6/30/2017

Net Asset Value, at Beginning of Period	$ 10.28		$ 10.00

From Investment Operations:
Net Investment Loss *	(0.09)		(0.26)
Net Realized and Unrealized Gain on Investments	1.00		0.54
Total from Investment Operations	0.91		0.28

Distributions from:
Net Investment Income	-		-
Net Realized Gain	(0.08)		-
Total Distributions	(0.08)		-

Paid in Capital From Redemption Fees	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.11		$ 10.28

Total Return (a)	8.73%	***	2.80%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 59		$ 55
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	6.02%	**	16.00%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(4.72)%	**	(14.52)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.95%	**	7.84%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.65)%	**	(6.36)%	** (e)
Portfolio Turnover	62.00%	***	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.
Excluding these expenses, total return would have been 5.23%.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 5.66		$ 5.37		$ 5.98		$ 6.97		$ 6.29		$ 5.77

From Investment Operations:
Net Investment Income *	0.01		0.02		0.07		0.11		0.14		0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.70		0.44		(0.58)		(0.53)		1.10		0.52
Total from Investment Operations	0.71		0.46		(0.51)		(0.42)		1.24		0.71

Distributions from:
Net Investment Income	-		(0.17)		(0.10)		(0.11)		(0.11)		(0.19)
Net Realized Gain	-		-		-		(0.46)		(0.45)		-
Total Distributions	-		(0.17)		(0.10)		(0.57)		(0.56)		(0.19)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 6.37		$ 5.66		$ 5.37		$ 5.98		$ 6.97		$ 6.29

Total Return (a)	12.54%	(e)	8.64%	***	(8.64)%	***	(6.29)%		20.34%		12.43%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,988		$ 5,980		$ 12,288		$ 28,403		$ 40,419		$ 23,521
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.79%	(d)	2.79%	**	2.29%	**	1.66%		1.76%		1.73%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.64%	(d)	2.63%	**	1.95%	**	1.65%		1.76%		1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.45)%	(d)	(0.45)%	**	0.77%	**	1.59%		1.88%		2.86%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.05%	(d)	2.05%	**	1.93%	**	1.51%		1.50%		1.50%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.86%	(d)	1.90%	**	1.59%	**	1.50%		1.50%		1.50%
Ratio of Net Investment Income to Average Net Assets (b)	0.25%	(d)	0.30%	**	1.13%	**	1.74%		2.14%		3.09%
Portfolio Turnover	438.15%	(e)	340.20%		418.06%		349.12%		306.73%		228.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 9.02% and (8.57)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended	(f)
	12/31/2017		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period	$ 5.57		$ 5.33		$ 5.97		$ 6.19

From Investment Operations:
Net Investment Income *	0.00	(c)	0.04		0.07		0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.69		0.39		(0.59)		(0.18)
Total from Investment Operations	0.69		0.43		(0.52)		(0.15)

Distributions from:
Net Investment Income	-		(0.19)		(0.12)		(0.07)
Total Distributions	-		(0.19)		(0.12)		(0.07)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-

Net Asset Value, at End of Period	$ 6.26		$ 5.57		$ 5.33		$ 5.97

Total Return (a)	12.39%	(e)	8.31%	***	(8.68)%	***	(2.37)%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 258		$ 120		$ 41		$ 44
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.34%	(d)	2.89%	**	2.23%	**	1.37%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.34%	(d)	2.76%	**	1.89%	**	1.36%	(d)
Ratio of Net Investment Income (loss) to Average Net Assets (b)	(0.32)%	(d)	0.45%	**	1.20%	**	1.08%	(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	1.95%	(d)	2.65%	**	2.09%	**	1.37%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.95%	(d)	2.73%	**	1.75%	**	1.36%	(d)
Ratio of Net Investment Income to Average Net Assets (b)	0.08%	(d)	0.70%	**	1.34%	**	1.08%	(d)
Portfolio Turnover	438.15%	(e)	340.20%		418.06%		349.12%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
(f) The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.89% and (8.61)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 5.71		$ 5.35		$ 5.93		$ 6.93		$ 6.26		$ 5.74

From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.02)		0.03		0.06		0.09		0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.71		0.44		(0.59)		(0.53)		1.11		0.52
Total from Investment Operations	0.70		0.42		(0.56)		(0.47)		1.20		0.67

Distributions from:
Net Investment Income	-		(0.06)		(0.02)		(0.07)		(0.08)		(0.15)
Net Realized Gain	-		-		-		(0.46)		(0.45)		-
Total Distributions	-		(0.06)		(0.02)		(0.53)		(0.53)		(0.15)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 6.41		$ 5.71		$ 5.35		$ 5.93		$ 6.93		$ 6.26

Total Return (a)	12.26%	(e)	7.92%	***	(9.43)%	***	(6.99)%		19.62%		11.68%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,714		$ 7,094		$ 15,225		$ 31,964		$ 37,773		$ 25,848
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.39%	(d)	3.55%	**	3.05%	**	2.41%		2.50%		2.48%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.39%	(d)	3.39%	**	2.71%	**	2.40%		2.50%		2.48%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.29)%	(d)	(1.19)%	**	0.07%	**	0.84%		1.09%		2.16%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.47%	(d)	2.80%	**	2.69%	**	2.26%		2.25%		2.25%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.47%	(d)	2.64%	**	2.35%	**	2.25%		2.25%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.37)%	(d)	(0.44)%	**	0.43%	**	0.99%		1.34%		2.39%
Portfolio Turnover	438.15%	(e)	340.20%		418.06%		349.12%		306.73%		228.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.

(d) Annualized.
(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.30% and (9.36)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended						Period Ended	(f)
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 11.60		$ 10.08		$ 10.06		$ 10.37		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.01		(0.11)		(0.03)		0.05		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.60		1.63		0.07	(g)	(0.29)		0.39
Total from Investment Operations	0.61		1.52		0.04		(0.24)		0.37

Distributions from:
Net Investment Income	(0.05)		-		(0.02)		(0.07)		-
Total from Distributions	(0.05)		-		(0.02)		(0.07)		-

Paid in Capital From Redemption Fees	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 12.16		$ 11.60		$ 10.08		$ 10.06		$ 10.37

Total Return (a)	5.29%	(e)	15.08%	***	0.42%	***	(2.36)%		3.70%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,535		$ 2,673		$ 2,759		$ 3,934		$ 10,060
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.67%	(d)	3.89%	**	3.57%	**	2.74%		2.74%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.67%	(d)	3.89%	**	3.48%	**	2.74%		2.74%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.16%	(d)	(1.96)%	**	(1.32)%	**	0.19%		(0.51)%	(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.65%	(d)	2.95%	**	2.60%	**	2.45%		2.45%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.65%	(d)	2.95%	**	2.51%	**	2.45%		2.45%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.18%	(d)	(1.02)%	**	(0.34)%	**	0.48%		(0.22)%	(d)
Portfolio Turnover	135.10%	(e)	426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.

(e) Not Annualized.
(f) The AmericaFirst Seasonal Rotation Fund, Class A, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended						Period Ended	(f)
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 11.67		$ 10.10		$ 10.11		$ 10.41		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.05		(0.06)		0.03		0.13		0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.62		1.63		0.06	(g)	(0.33)		0.39
Total from Investment Operations	0.67		1.57		0.09		(0.20)		0.41

Distributions from:
Net Investment Income	(0.05)		-		(0.10)		(0.10)		-
Total Distributions	(0.05)		-		(0.10)		(0.10)		-

Paid in Capital From Redemption Fees	-	(c)	-		-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 12.29		$ 11.67		$ 10.10		$ 10.11		$ 10.41

Total Return (a)	5.77%	(e)	15.54%	***	0.93%	***	(1.93)%		4.10%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,739		$ 4,217		$ 3,737		$ 9,712		$ 17,563
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.40%	(d)	3.65%	**	3.01%	**	2.22%		2.04%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.40%	(d)	3.65%	**	2.92%	**	2.22%		2.04%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.42%	(d)	(1.72)%	**	(0.52)%	**	1.02%		0.17%	(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	1.95%	(d)	2.44%	**	2.10%	**	1.95%		1.95%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.95%	(d)	2.44%	**	2.01%	**	1.95%		1.95%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.86%	(d)	(0.52)%	**	0.39%	**	1.29%		0.26%	(d)
Portfolio Turnover	135.10%	(e)	426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.

(e) Not Annualized.
(f) The AmericaFirst Seasonal Rotation Fund, Class I, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class U
Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended						Period Ended	(f)
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014

Net Asset Value, at Beginning of Period	$ 11.42		$ 9.98		$ 10.00		$ 10.34		$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.15)		(0.08)		0.01		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.60		1.59		0.07	(g)	(0.30)		0.40
Total from Investment Operations	0.58		1.44		(0.01)		(0.29)		0.34

Distributions from:
Net Investment Income	(0.05)		-		(0.01)		(0.05)		-
Total Distributions	(0.05)		-		(0.01)		(0.05)		-

Paid in Capital From Redemption Fees	-	(c)	-		-		-	(c)	-	(c)

Net Asset Value, at End of Period	$ 11.95		$ 11.42		$ 9.98		$ 10.00		$ 10.34

Total Return (a)	5.11%	(e)	14.43%	***	(0.11)%	***	(2.84)%		3.40%	(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,555		$ 2,727		$ 2,506		$ 3,196		$ 4,093
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.41%	(d)	4.69%	**	4.10%	**	3.23%		3.15%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.41%	(d)	4.69%	**	4.01%	**	3.23%		3.15%	(d)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.57)%	(d)	(2.73)%	**	(1.86)%	**	(0.18)%		(1.01)%	(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.14%	(d)	3.41%	**	3.10%	**	2.95%		2.95%	(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.14%	(d)	3.41%	**	3.01%	**	2.95%		2.95%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.31)%	(d)	(1.45)%	**	(0.86)%	**	0.10%		(0.81)%	(d)
Portfolio Turnover	135.10%	(e)	426.81%		445.44%		429.87%		317.87%	(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class U, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion feesoutside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 12.32		$ 11.87		$ 11.71		$ 12.01		$ 9.29		$ 9.31

From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.06)		(0.21)		(0.01)		(0.04)		0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.54		0.51		0.37		(0.29)		2.76		(0.01)
Total from Investment Operations	0.53		0.45		0.16		(0.30)		2.72		0.02

Distributions from:
Return of Capital	-		-		-		-		-		(0.04)
Total Distributions	-		-		-		-		-		(0.04)

Paid in Capital From Redemption Fees	-	(c)	-		-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 12.85		$ 12.32		$ 11.87		$ 11.71		$ 12.01		$ 9.29

Total Return (a)	4.30%	(e)	3.79%	***	1.37%	***	(2.50)%		29.28%		0.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,628		$ 4,183		$ 6,045		$ 7,191		$ 8,672		$ 8,823
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.29%	(d)	4.00%	**	4.68%	**	3.44%		3.04%		3.00%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.29%	(d)	3.94%	**	3.55%	**	3.19%		3.03%		2.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.73)%	(d)	(1.54)%	**	(2.93)%	**	(0.84)%		(0.96)%		0.01%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.66%	(d)	2.98%	**	3.62%	**	2.71%		2.45%		2.74%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.66%	(d)	2.92%	**	2.49%	**	2.46%		2.44%		2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.11)%	(d)	(0.52)%	**	(1.87)%	**	(0.11)%		(0.37)%		0.28%
Portfolio Turnover	438.10%	(e)	354.88%		333.49%		529.08%		374.70%		601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.

(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 12.94		$ 12.37		$ 12.03		$ 12.22		$ 9.39		$ 9.40

From Investment Operations:
Net Investment Income (Loss) *	0.05		0.03		(0.08)		0.10		0.05		0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.55		0.54		0.42		(0.29)		2.78		0.01	(d)
Total from Investment Operations	0.60		0.57		0.34		(0.19)		2.83		0.07

Distributions from:
Return of Capital	-		-		-		-		-		(0.08)
Total Distributions	-		-		-		-		-		(0.08)

Paid in Capital From Redemption Fees	-	(c)	-		-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 13.54		$ 12.94		$ 12.37		$ 12.03		$ 12.22		$ 9.39

Total Return (a)	4.64%	(f)	4.61%	***	2.83%	***	(1.55)%		30.14%		0.72%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 500		$ 378		$ 308		$ 653		$ 1,121		$ 688
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.01%	(e)	4.00%	**	4.21%	**	2.91%		2.55%		2.53%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.01%	(e)	3.92%	**	3.08%	**	2.66%		2.54%		2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.41)%	(e)	(1.38)%	**	(2.55)%	**	(0.33)%		(0.27)%		0.45%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	1.84%	(e)	2.39%	**	2.28%	**	1.75%		1.81%		2.24%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.84%	(e)	2.34%	**	1.15%	**	1.50%		1.80%		1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.75%	(e)	0.22%	**	(0.63)%	**	0.83%		0.47%		0.65%
Portfolio Turnover	438.10%	(f)	354.88%		333.49%		529.08%		374.70%		601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.

(d) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(e) Annualized.
(f) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period,
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Tactical Alpha Fund - Class U
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 11.91		$ 11.52		$ 11.43		$ 11.78		$ 9.15		$ 9.19

From Investment Operations:
Net Investment Loss *	(0.04)		(0.12)		(0.27)		(0.07)		(0.09)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.51		0.51		0.36		(0.28)		2.72		(0.02)
Total from Investment Operations	0.47		0.39		0.09		(0.35)		2.63		(0.04)

Paid in Capital From Redemption Fees	-	(c)	-		-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 12.38		$ 11.91		$ 11.52		$ 11.43		$ 11.78		$ 9.15

Total Return (a)	3.95%	(e)	3.39%	***	0.79%	***	(2.97)%		28.74%		(0.38)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,061		$ 3,331		$ 4,262		$ 6,012		$ 7,966		$ 8,759
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.04%	(d)	4.80%	**	5.20%	**	3.94%		3.54%		3.52%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	4.04%	(d)	4.73%	**	4.07%	**	3.69%		3.53%		3.22%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.48)%	(d)	(2.31)%	**	(3.47)%	**	(1.34)%		(1.47)%		(0.48)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.17%	(d)	3.50%	**	4.15%	**	3.20%		2.95%		3.25%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.17%	(d)	3.43%	**	3.02%	**	2.95%		2.94%		2.95%
Ratio of Net Investment Loss to Average Net Assets (b)	(0.61)%	(d)	(1.01)%	**	(2.42)%	**	(0.61)%		(0.88)%		(0.21)%
Portfolio Turnover	438.10%	(e)	354.88%		333.49%		529.08%		374.70%		601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 7.41		$ 6.70		$ 8.14		$ 9.25		$ 9.21		$ 9.05

From Investment Operations:
Net Investment Income *	0.12		0.20		0.26		0.25		0.36		0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.96		(1.19)		(0.75)		0.34		0.23
Total from Investment Operations	0.02		1.16		(0.93)		(0.50)		0.70		0.83

Distributions from:
Net Investment Income	(0.01)		(0.18)		(0.22)		(0.18)		(0.25)		(0.56)
Return of Capital	(0.03)		(0.27)		(0.29)		(0.43)		(0.41)		(0.11)
Total Distributions	(0.04)		(0.45)		(0.51)		(0.61)		(0.66)		(0.67)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 7.39		$ 7.41		$ 6.70		$ 8.14		$ 9.25		$ 9.21

Total Return (a)	2.79%	(e)	17.61%	***	(11.80)%	***	(5.54)%		7.83%		9.44%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,076		$ 6,964		$ 7,821		$ 11,517		$ 15,309		$ 10,325
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.70%	(d)	3.63%	**	3.27%	**	2.43%		2.44%		2.52%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.70%	(d)	3.28%	**	2.90%	**	2.42%		2.43%		2.51%
Ratio of Net Investment Income to Average Net Assets (b)	2.97%	(d)	2.05%	**	2.92%	**	2.60%		3.71%		6.23%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.43%	(d)	2.93%	**	2.63%	**	2.21%		2.20%		2.21%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.43%	(d)	2.58%	**	2.26%	**	2.20%		2.19%		2.20%
Ratio of Net Investment Income to Average Net Assets (b)	3.24%	(d)	2.76%	**	3.56%	**	2.82%		3.94%		6.54%
Portfolio Turnover	118.47%	(e)	125.07%		349.38%		226.22%		336.01%		315.48%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 7.54		$ 6.78		$ 8.19		$ 9.27		$ 9.21		$ 9.05

From Investment Operations:
Net Investment Income *	0.15		0.26		0.35		0.31		0.43		0.65
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.95		(1.22)		(0.73)		0.34		0.23
Total from Investment Operations	0.04		1.21		(0.87)		(0.42)		0.77		0.88

Distributions from:
Net Investment Income	(0.01)		(0.18)		(0.19)		(0.21)		(0.26)		(0.60)
Return of Capital	(0.03)		(0.27)		(0.35)		(0.45)		(0.45)		(0.12)
Total Distributions	(0.04)		(0.45)		(0.54)		(0.66)		(0.71)		(0.72)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 7.54		$ 7.54		$ 6.78		$ 8.19		$ 9.27		$ 9.21

Total Return (a)	3.13%	(e)	18.36%	***	(10.91)%	***	(4.72)%		8.58%		9.96%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,318		$ 3,199		$ 2,781		$ 6,380		$ 15,033		$ 8,900
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.44%	(d)	3.18%	**	2.68%	**	1.93%		1.95%		2.02%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.44%	(d)	2.83%	**	2.31%	**	1.92%		1.94%		2.01%
Ratio of Net Investment Income to Average Net Assets (b)	3.24%	(d)	2.55%	**	3.51%	**	3.04%		4.27%		6.76%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	1.63%	(d)	2.13%	**	1.64%	**	1.40%		1.49%		1.71%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.63%	(d)	1.78%	**	1.27%	**	1.39%		1.48%		1.70%
Ratio of Net Investment Income to Average Net Assets (b)	4.05%	(d)	3.60%	**	4.56%	**	3.57%		4.73%		7.07%
Portfolio Turnover	118.47%	(e)	125.07%		349.38%		226.22%		336.01%		315.48%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class U
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2017		6/30/2017		6/30/2016		6/30/2015		6/30/2014		6/30/2013

Net Asset Value, at Beginning of Period	$ 7.43		$ 6.71		$ 8.14		$ 9.25		$ 9.21		$ 9.04

From Investment Operations:
Net Investment Income *	0.10		0.17		0.23		0.20		0.31		0.55
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.95		(1.19)		(0.74)		0.34		0.24
Total from Investment Operations	- 0.03		1.12		(0.96)		(0.54)		0.65		0.79

Distributions from:
Net Investment Income	(0.03)		(0.16)		(0.18)		(0.17)		(0.23)		(0.52)
Return of Capital	-		(0.24)		(0.29)		(0.40)		(0.38)		(0.10)
Total Distributions	(0.03)		(0.40)		(0.47)		(0.57)		(0.61)		(0.62)

Paid in Capital From Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, at End of Period	$ 7.37		$ 7.43		$ 6.71		$ 8.14		$ 9.25		$ 9.21

Total Return (a)	2.43%	(e)	16.98%	***	(12.14)%	***	(6.01)%		7.30%		8.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,395		$ 4,352		$ 5,665		$ 10,526		$ 14,354		$ 10,825
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.47%	(d)	4.47%	**	3.73%	**	2.93%		2.94%		3.02%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.47%	(d)	4.11%	**	3.36%	**	2.92%		2.93%		3.01%
Ratio of Net Investment Income to Average Net Assets (b)	2.15%	(d)	1.21%	**	2.48%	**	2.10%		3.21%		5.71%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.94%	(d)	3.44%	**	3.09%	**	2.71%		2.70%		2.71%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.94%	(d)	3.08%	**	2.72%	**	2.70%		2.69%		2.70%
Ratio of Net Investment Income to Average Net Assets (b)	2.67%	(d)	2.24%	**	3.13%	**	2.32%		3.44%		6.01%
Portfolio Turnover	118.47%	(e)	125.07%		349.38%		226.22%		336.01%		315.48%

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d) Annualized.

(e) Not Annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds

Notes to Financial Statements

December 31, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), and AmericaFirst LargeCap Share Buyback Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

The Defensive Growth Fund, Large Cap Share Buyback Fund, Seasonal Rotation Fund, Tactical Alpha Fund, and Income Fund, each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Bitcoin - The Quantitative Strategies Fund, Defensive Growth Fund, and Tactical Alpha Fund invested in a Delaware statutory trust, Bitcoin Investment Trust (“Bitcoin Trust”) that invests in bitcoins during the six months ending December 31, 2017.

From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.  Distributions received and gains from selling shares of Bitcoin Trust are deemed to be forms of non-qualifying income under Subchapter M of the Internal Revenue Code.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for each Fund’s assets and liabilities measured at fair value:

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$16,676,499	$16,676,499	$—	$—
Unit Trust	927,360	927,360	—	—
Exchange-Traded Fund	3,192,381	3,192,381	—	—
Exchange-Traded Note	546,350	546,350	—	—
Money Market Fund	28,136	28,136	—	—
Total	$21,370,726	$21,370,726	$—	$—

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Exchange-Traded Fund (2)	$1,515,778	$1,515,778	$—	$—
Exchange-Traded Note	8,376	8,376	—	—
Total	$1,524,154	$1,524,154	$—	$—

Large Cap Buyback Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,064,360	$2,064,360	$—	$—
Exchange-Traded Fund	71,476	71,476
Money Market Fund	542,576	542,576	—	—
Total	$2,678,412	$2,678,412	$—	$—

 Quantitative Strategies Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,147,602	$7,066,673	$80,929	$—
Unit Trust	624,960	624,960	—	—
Exchange-Traded Fund	1,474,566	1,474,566	—	—
Exchange-Traded Notes	445,603	445,603	—	—
Real Estate Investment Trusts	1,428,595	1,428,595	—	—
Total	$11,121,326	$11,040,397	$80,929	$—

Seasonal Rotation Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$8,004,889	$8,004,889	$—	$—
Exchange-Traded Fund	998,410	998,410	—	—
Exchange-Traded Notes	316,875	316,875	—	—
Money Market Fund	485,976	485,976	—	—
Total	$9,806,150	$9,806,150	$—	$—

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,403,782	$3,403,782	$—	$—

Closed End Mutual Fund	133,709	133,709	—	—
Unit Trust	211,680	211,680	—	—
Exchange Traded Funds	1,284,305	1,284,305	—	—
Exchange Traded Notes	286,836	286,836	—	—
Real Estate Investment Trusts	277,582	277,582	—	—
Money Market Fund	1,573,360	1,573,360	—	—
Total	$7,171,254	$7,171,254	$—	$—

Income Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,344,528	$7,344,528	$—	$—
Bonds & Notes (2)	3,505,870	—	3,505,870	—
Closed-End Mutual Funds	1,046,563	1,046,563	—	—
Real Estate Investment Trusts	1,612,063	1,612,063	—	—
Exchange Traded Note	336,100	336,100	—	—
Total	$13,845,124	$10,339,254	$3,505,870	$—

(1)

As of and during the year ended June 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks and bonds & notes by investment industry please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the six months ended December 31, 2017. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2015-2017) or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF and ETN Investments - ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

h)

Distributions from Bitcoin Trust of Bitcoin Gold and Bitcoin Segwit2X – On November 22, 2017, Grayscale Investments, LLC the sponsor of the Bitcoin Trust (the “Sponsor”) announced intended distributions of a portion of the rights to Bitcoin Gold (BTG) coins (or units) that were held in the Trust as a result of a fork on October 24, 2017 in the Bitcoin blockchain for shareholders of record on December 4, 2017.  Each Fund is entitled to 0.09217291 units of BTG per each Bitcoin Trust share held on the record date.  The Quantitative Strategies Fund owned 230 shares of Bitcoin Trust as of the record date, amounting to 21.20 units of BTG; and the Tactical Alpha Fund owned 65 shares of Bitcoin Trust as of the record date, amounting to 5.99 units of BTG.  The payments of the distributions are expected to occur within approximately 90 days of the record date.  Receivables were booked on the record date at the spot price of BTG at 4:00 p.m. Eastern time.  Thereafter, the receivables were revalued daily using the same pricing methodology.  The BTG receivable is reflected in “Receivables: Other Income” on the Statement of Assets and Liabilities and the income from BTG is reflected in “Other Income” on the Statement of Operations.

On December 29, 2017, the Sponsor announced intended distributions of a portion of the rights to Bitcoin Segwit2X (B2X) coins (or units) that were held in the Trust as a result of a fork on December 28, 2017 in the Bitcoin blockchain for shareholders of record on January 8, 2018.  Each Bitcoin Trust shareholder is entitled to 0.09183251 units of B2X per each Bitcoin Trust share held on the record date.  Commencing on the January 8, 2018 record date, the Trust will accord similar treatment to the relevant Funds as described above using the methodology described for BTG.

The Trust’s management continues to monitor public filings, press releases and communications with the Sponsor for any news related to additional forks in the blockchain and the Sponsor’s participation in such forks.

 2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$131,994,046	$143,502,852
Large Cap Buyback Fund	1,288,088	1,216,746
Quantitative Strategies Fund	51,533,230	54,546,078
Seasonal Rotation Fund	12,747,951	13,249,914
Tactical Alpha Fund	30,359,446	32,859,426

Income Fund	16,244,220	15,960,922

The Seasonal Rotation Fund purchased and sold $0 and $5,502,655, respectively, of government securities during the year.

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Quantitative Strategies Fund	1.00%
Seasonal Rotation Fund	1.25%
Tactical Alpha Fund	1.25%
Income Fund	1.25%

Prior to October 31, 2016, the Tactical Alpha Fund and the Seasonal Rotation Fund paid an annual management fee of 1.50% of the average daily net assets of each Fund.

For the six months ended December 31, 2017, management fees were as follows:

Defensive Growth Fund	$196,819
Large Cap Buyback Fund	$13,638
Quantitative Strategies Fund	$58,446
Seasonal Rotation Fund	$61,218
Tactical Alpha Fund	$47,125
Income Fund	$89,259

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Prior to October 31, 2016, legal fees were included in the foregoing expense limits.  Below are the ratios, by class, per each contractual agreement:

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2018
Large Cap Buyback Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Quantitative Strategies Fund	1.50%	1.95%	-	2.25%	October 31, 2018
Seasonal Rotation Fund	2.45%	1.95%	2.95%	-	October 31, 2018
Tactical Alpha Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2018

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2018	June 30, 2019	June 30, 2020
Defensive Growth Fund	$168,314	$218,979	$26,119
Large Cap Buyback Fund	-	-	$38,007
Quantitative Strategies Fund	$112,655	$153,271	$142,273
Seasonal Rotation Fund	$73,744	$115,708	$98,550
Tactical Alpha Fund	$122,737	$129,521	$106,545
Income Fund	$105,800	$153,552	$129,104

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% for Class C and Class U per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2017, fees incurred under the Plan were as follows:

Defensive Growth Fund	$37,308
Large Cap Buyback Fund	$2,480
Quantitative Strategies Fund	$37,517
Seasonal Rotation Fund	$16,677
Tactical Alpha Fund	$20,580
Income Fund	$27,735

 Mutual Shareholder Services, LLC (“MSS”) serves as the Funds Transfer Agent, Accounting, and Administrator.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Alaric Compliance Services (“Alaric”) provides compliance services and a chief compliance officer to the Funds for which Alaric receives customary fees from the Funds.

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2017, redemption fees were assessed as follows:

Defensive Growth Fund	$1,166
Large Cap Buyback Fund	$0
Quantitative Strategies Fund	$6
Seasonal Rotation Fund	$0
Tactical Alpha Fund	$0
Income Fund	$250

 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the six months ended December 31, 2017, and the year ended June 30, 2017 was as follows:

For the six months ended December 31, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	18,160	—	18,160
AmericaFirst Quantitative Strategies Fund	—	—	—	—
AmericaFirst Seasonal Rotation Fund	—	42,913	—	42,913
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	412,202	—	2,569	414,771

For the year or period ended June 30, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$48,274	$—	$48,274
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	395,648	—	—	395,648
AmericaFirst Seasonal Rotation Fund	—	—	—	—
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	374,131	—	502,187	876,318

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits

AmericaFirst Defensive Growth Fund	$—	$—	$(1,996,611)	$(7,307,256)	$—	$885,435	$(8,418,432)
AmericaFirst Large Cap Buyback Fund	—	—	(18,900)	—	—	45,347	26,447
AmericaFirst Quantitative Strategies Fund	—	—	—	(8,268,071)	—	(208,330)	(8,476,401)
AmericaFirst Seasonal Rotation Fund	—	—	(64,376)	—	4,983	6,254	(53,139)
AmericaFirst Tactical Alpha Fund	—	—	(52,410)	(5,185,654)	41,701	137,177	(5,059,186)
AmericaFirst Income Fund	—	—	—	(8,728,357)	44,869	292,189	(8,391,299)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

Late Year
Losses
AmericaFirst Defensive Growth Fund	$101,359
AmericaFirst Large Cap Buyback Fund	18,900
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	64,376
AmericaFirst Tactical Alpha Fund	52,410
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$1,895,252
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	—
AmericaFirst Tactical Alpha Fund	—
AmericaFirst Income Fund	—

At June 30, 2017, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$6,735,859	$571,397	$7,307,256
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Quantitative Strategies Fund	7,359,966	908,105	8,268,071
AmericaFirst Seasonal Rotation Fund	—	—	—
AmericaFirst Tactical Alpha Fund	4,202,747	982,907	5,185,654
AmericaFirst Income Fund	8,728,357	—	8,728,357

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2017 as follows:

	Paid In Capital	Undistributed/ Accumulated Ordinary Income (Loss)	Accumulated Net Realized Loss

AmericaFirst Defensive Growth Fund	$(563,695)	$564,082	$(387)
AmericaFirst Large Cap Buyback Fund	—	6,578	(6,578)
AmericaFirst Quantitative Strategies Fund	(57,463)	25,736	31,727
AmericaFirst Seasonal Rotation Fund	—	25,402	(25,402)
AmericaFirst Tactical Alpha Fund	(118,823)	130,179	(11,356)
AmericaFirst Income Fund	—	79	(79)

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

6. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/30/2018	0.03695

Ordinary Income	2/27/2018	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/30/2018	0.03840

Ordinary Income	2/27/2018	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/30/2018	0.03270

Ordinary Income	2/27/2018	0.03270

AmericaFirst Quantitative Funds

Notes to Financial Statements (Continued)

December 31, 2017 (Unaudited)

7. RESTATEMENT OF FINANCIAL STATEMENTS

As noted above, the Quantitative Strategies Fund and Tactical Alpha Fund owned shares of Bitcoin Trust as of a relevant record date, which entitled each Fund to future distributions related to proceeds derived from the disposition of Bitcoin Gold coins by Bitcoin Trust.  The previous Semi-Annual Report for the semi-annual period ended December 31, 2017, did not reflect the effect of these future distributions.  Consequently, the Trust has restated the financial statements of both Funds to reflect an entry in “Investment Income: Other Income” of $5,548 for Quantitative Strategies Fund and $1,568 for the Tactical Alpha Fund in the “Statements of Operations.”  An entry for “Receivables: Other Income” of like amounts was also included in the “Statements of Assets and Liabilities.”  These entries also affected related income and asset amounts in the “Schedule of Investments,” “Statements of Changes in Net Assets,” and “Financial Highlights.”

AmericaFirst Quantitative Funds

Expense Illustration

December 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2017 and held for the entire period through December 31, 2017.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AmericaFirst Quantitative Funds

Expense Illustration (Continued)

December 31, 2017 (Unaudited)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$984.70	$14.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.23	$15.05

* Expenses are equal to the Fund's annualized expense ratio of 2.97%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$987.30	$13.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.80	$13.49

* Expenses are equal to the Fund's annualized expense ratio of 2.66%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$981.17	$17.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.71	$17.56

* Expenses are equal to the Fund's annualized expense ratio of 3.47%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,094.26	$12.93
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.85	$12.43

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,097.78	$8.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.04	$8.24

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,091.52	$15.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.33	$14.95

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,125.44	$10.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.87	$10.41

* Expenses are equal to the Fund's annualized expense ratio of 2.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,123.88	$10.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.38	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,122.59	$13.21

Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.75	$12.53

* Expenses are equal to the Fund's annualized expense ratio of 2.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,052.86	$13.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.85	$13.44

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,057.69	$10.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.38	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,051.08	$16.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.38	$15.90

* Expenses are equal to the Fund's annualized expense ratio of 3.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,043.02	$13.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.80	$13.49

* Expenses are equal to the Fund's annualized expense ratio of 2.66%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,046.37	$9.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.93	$9.35

* Expenses are equal to the Fund's annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,039.46	$16.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.23	$16.05

* Expenses are equal to the Fund's annualized expense ratio of 3.17%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,027.89	$12.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.96	$12.33

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,031.27	$8.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.99	$8.29

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,024.27	$15.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.38	$14.90

* Expenses are equal to the Fund's annualized expense ratio of 2.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Michael G. Dencavage Year of Birth: 1954	Trustee – 2012 to present	Retired, formerly Chief Financial Officer, San Juan Unified School District, (2004 to 2011)	6	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), 2001 to present	6	None

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007	6	None
OFFICERS OF THE TRUST

Ann Marie Swanson Year of Birth: 1965	Chief Compliance Officer of the Trust – 2016 to present

Director, Alaric Compliance Services, LLC (June 2015 to present); V.P. and Chief Compliance Officer, Thomas Partners Investment Management (May 2013 to March 2015); S.V.P. and Chief Compliance Officer,

Aletheia Research and Management, Inc. (August 2010 to January 2013)

		n/a	n/a

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $2,500 per in-person meeting and $100 per telephonic meeting attended at the discretion of the Chairman. The “interested persons” of the Trust receive no Board member compensation from the Funds.

AmericaFirst Quantitative Funds

Additional Information

December 31, 2017 (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst QuantitativeFunds

MANAGER

              AmericaFirst Capital Management, LLC

300 Harding Blvd.

    Suite 215

Roseville, CA 95678

    ADMINISTRATOR

Mutual Shareholder Services, LLC

 8000 Town Centre Drive, Suite 400

    Broadview Heights, Ohio 44147

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: May 2, 2018

*Print the name and title of each signing officer under his or her signature.